Assets held for sale (Narrative) (Details) - Cobourg facility - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets Held For Sale [Line Items]
Proceeds from sale of equipment	$ 36,616	$ 0
Loss on sale of equipment	100,337	0
Proceeds from sales of inventories	1
Loss on disposal of inventory	197,436
Impairment of property, plant and equipment	$ 387,474	$ 0